Employee Benefit Plans and Postretirement Benefits - Weighted Average Target Asset Allocation For All Plans (Detail)	Dec. 31, 2019
Equity securities
Defined Benefit Plan Disclosure [Line Items]
Asset allocation for all plans in asset categories	17.00%
Debt securities
Defined Benefit Plan Disclosure [Line Items]
Asset allocation for all plans in asset categories	54.00%
Cash/Other
Defined Benefit Plan Disclosure [Line Items]
Asset allocation for all plans in asset categories	29.00%